DEPOSITS (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Maturing within: three months ending
December 31, 2015	$ 79,649,784
March 31, 2016	93,962,983
June 30, 2016	85,894,739
September 30, 2016	57,073,278
Maturing within: year ending September 30:
2017	83,273,304
2018	31,115,292
2019	3,753,016
2020	947,718
Total certificates of deposit	435,670,114	$ 362,240,771
Interest expense on deposits
Interest-bearing checking	316,645	405,664	$ 476,217
Savings	64,427	70,125	69,725
Money market	754,453	662,300	516,768
Certificates of deposit	3,032,352	2,376,311	3,902,473
Interest Expense, Deposits, Total	$ 4,167,877	$ 3,514,400	$ 4,965,183